Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Disclosure [Line Items]
Federal statutory income tax rate	34.00%	34.00%
US
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	87.8
US | Minimum
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards, expiration Year	2025
US | Maximum
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards, expiration Year	2033
US | U.S. research and development
Income Taxes Disclosure [Line Items]
Tax credit carryforwards	4.7